TAXES - Provision by taxing jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. federal
Current	$ 17
Deferred	(73)
U.S. federal total	(56)
U.S. state and local
Deferred	(5)
U.S. state and local total	(5)
Non-U.S.
Current	790	$ 305	$ 413
Deferred	(327)	(58)	(47)
Total Non-U.S.	463	247	366
Total provision for income taxes	$ 402	$ 247	$ 366